Document And Entity Information	Jun. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2025
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Entity Central Index Key	0001278021
Entity Emerging Growth Company	false
Entity File Number	001-34091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.003 par value
Trading Symbol	MKTX
Security Exchange Name	NASDAQ